UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)      (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2008

FORM N-Q

Item 1.      Schedule of Investments.

Lazard Retirement Series, Inc.
Portfolios of Investments
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard Retirement U.S. Strategic Equity Portfolio
Common Stocks—100.1%
Alcohol & Tobacco—4.0%
Altria Group, Inc.	900	$19,980
Molson Coors Brewing Co., Class
B	400	21,028
Philip Morris International, Inc. (a)	900	45,522
Reynolds American, Inc.	1,220	72,017
		158,547
Banking—4.1%
Bank of America Corp.	1,092	41,398
Bank of New York Mellon Corp.	2,300	95,979
Huntington Bancshares, Inc.	2,290	24,617
		161,994
Cable Television—2.6%
Comcast Corp., Class A	5,320	100,920
Chemicals—1.6%
The Dow Chemical Co.	1,720	63,382
Computer Software—5.8%
Microsoft Corp.	6,835	193,978
Oracle Corp. (a)	1,820	35,599
		229,577
Drugs—5.7%
Barr Pharmaceuticals, Inc. (a)	1,210	58,455
Merck & Co., Inc.	900	34,155
Wyeth	3,150	131,544
		224,154
Electric—1.0%
American Electric Power Co., Inc.	1,000	41,630
Energy Integrated—9.2%
Chevron Corp.	860	73,409
ConocoPhillips	1,180	89,928
Exxon Mobil Corp.	1,100	93,038
Marathon Oil Corp.	400	18,240
Massey Energy Co.	1,850	67,525
Valero Energy Corp.	390	19,153
		361,293
Energy Services—1.6%
BJ Services Co.	2,265	64,575
Financial Services—4.9%
Citigroup, Inc.	3,085	66,081
JPMorgan Chase & Co.	2,050	88,047
Lehman Brothers Holdings, Inc.	500	18,820
Visa, Inc.	300	18,708
		191,656
Food & Beverages—4.8%
Coca-Cola Enterprises, Inc.	2,500	60,500
Kraft Foods, Inc., Class A	2,196	68,098
Smithfield Foods, Inc. (a)	1,620	41,731
The Hershey Co.	500	18,835
		189,164
Forest & Paper Products—3.6%
Ball Corp.	1,100	50,534
Kimberly-Clark Corp.	1,100	71,005
Louisiana-Pacific Corp.	2,110	19,370
		140,909
Housing—2.2%
Centex Corp.	760	18,400
D.R. Horton, Inc.	1,770	27,877
Masco Corp.	2,100	41,643
		87,920
Insurance—4.4%
Lincoln National Corp.	400	20,800
Marsh & McLennan Cos., Inc.	1,940	47,239
PartnerRe, Ltd.	590	45,017
The Allstate Corp.	1,280	61,517
		174,573
Leisure & Entertainment—3.7%
Brinker International, Inc.	2,460	45,633
News Corp., Class A	2,450	45,937
Time Warner, Inc.	3,930	55,099
		146,669
Manufacturing—7.8%
Dover Corp.	1,380	57,656
Honeywell International, Inc.	600	33,852
Parker Hannifin Corp.	400	27,708
Pitney Bowes, Inc.	1,870	65,488
Textron, Inc.	840	46,553
The Boeing Co.	500	37,185
United Technologies Corp.	550	37,851
		306,293
Medical Products—7.1%
Boston Scientific Corp. (a)	5,330	68,597
Johnson & Johnson	3,250	210,828
		279,425
Metals & Mining—1.1%
Newmont Mining Corp.	1,000	45,300
Real Estate—2.2%
CBL & Associates Properties, Inc.
REIT	1,380	32,471
Public Storage REIT	600	53,172
		85,643
Retail—10.4%
CVS Caremark Corp.	1,990	80,615
Foot Locker, Inc.	3,120	36,722
J.C. Penney Co., Inc.	1,370	51,663
Liz Claiborne, Inc.	3,105	56,356
The Home Depot, Inc.	800	22,376
The Kroger Co.	1,600	40,640

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard Retirement U.S. Strategic Equity Portfolio (concluded)
Wal-Mart Stores, Inc.	2,350	$123,798
		412,170
Semiconductors & Components—4.6%
Analog Devices, Inc.	900	26,568
Flextronics International, Ltd. (a)	5,960	55,964
Intel Corp.	4,600	97,428
		179,960
Technology—1.9%
International Business Machines
Corp.	640	73,690
Technology Hardware—4.0%
Cisco Systems, Inc. (a)	1,870	45,048
Dell, Inc. (a)	2,790	55,577
Motorola, Inc.	2,150	19,995
Sun Microsystems, Inc. (a)	2,512	39,011
		159,631
Telecommunications—1.8%
Verizon Communications, Inc.	1,910	69,620
Total Common Stocks
(Identified cost $4,357,159)		3,948,695
Total Investments—100.1%
(Identified cost $4,357,159) (b)		$3,948,695
Liabilities in Excess of Cash and
Other Assets—(0.1)%		(3,874)

Net Assets—100.0%		$3,944,821

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard Retirement Small Cap Portfolio
Common Stocks—91.4%
Automotive—1.9%
American Axle & Manufacturing
Holdings, Inc.	12,200	$250,100
ArvinMeritor, Inc.	60,800	760,608
		1,010,708

Banking—5.0%
Bank of the Ozarks, Inc.	30,000	717,000
Prosperity Bancshares, Inc.	23,800	682,108
Sterling Bancshares, Inc.	29,400	292,236
Texas Capital Bancshares, Inc.
(a)	39,500	666,760
Wintrust Financial Corp.	9,600	335,520
		2,693,624

Chemicals—3.3%
Headwaters, Inc. (a)	31,100	410,209
Hercules, Inc.	17,900	327,391
Polypore International, Inc.	30,400	628,976
Rockwood Holdings, Inc. (a)	13,000	426,010
		1,792,586

Commercial Services—7.9%
Administaff, Inc.	9,900	233,739
Consolidated Graphics, Inc. (a)	8,900	498,845
First Advantage Corp., Class A
(a)	12,800	271,232
G & K Services, Inc., Class A	18,600	662,346
Huron Consulting Group, Inc. (a)	4,000	166,200
INVESTools, Inc. (a)	27,100	297,829
NeuStar, Inc., Class A (a)	10,800	285,984
ValueClick, Inc. (a)	34,700	598,575
Waste Connections, Inc. (a)	14,300	439,582
Watson Wyatt Worldwide, Inc.,
Class A	13,800	783,150
		4,237,482

Computer Software—2.9%
Secure Computing Corp. (a)	95,600	616,620
United Online, Inc.	87,500	924,000
		1,540,620

Construction & Engineering—1.8%
Dycom Industries, Inc. (a)	47,400	569,274
EMCOR Group, Inc. (a)	17,400	386,454
		955,728

Consumer Products—1.1%
Polaris Industries, Inc.	14,600	598,746

Drugs—1.0%
Cubist Pharmaceuticals, Inc. (a)	13,500	248,670
Pharmanet Development Group,
Inc. (a)	11,000	277,530
		526,200
Energy Exploration &
Production—3.1%
Goodrich Petroleum Corp. (a)	22,400	673,792
TXCO Resources, Inc. (a)	77,562	960,218
		1,634,010

Energy Integrated—2.6%
Alpha Natural Resources, Inc. (a)	7,500	325,800
Foundation Coal Holdings, Inc.	20,800	1,046,864
		1,372,664

Energy Services—3.6%
Atwood Oceanics, Inc. (a)	2,600	238,472
Dril-Quip, Inc. (a)	4,300	199,821
Flotek Industries, Inc. (a)	21,800	318,062
Oceaneering International, Inc.
(a)	9,800	617,400
W-H Energy Services, Inc. (a)	8,000	550,800
		1,924,555

Financial Services—3.6%
Duff & Phelps Corp., Class A	30,900	555,891
Waddell & Reed Financial, Inc.	42,900	1,378,377
		1,934,268

Gas Utilities—0.5%
South Jersey Industries, Inc.	7,800	273,858

Health Services—7.8%
Air Methods Corp. (a)	7,700	372,449
Emergency Medical Services
Corp., Class A (a)	31,600	780,204
Five Star Quality Care, Inc. (a)	77,500	492,125
Gentiva Health Services, Inc. (a)	18,700	406,912
inVentiv Health, Inc. (a)	18,500	532,985
Kendle International, Inc. (a)	11,700	525,564
Magellan Health Services, Inc. (a)	11,900	472,311
Skilled Healthcare Group, Inc.,
Class A	56,200	617,076
		4,199,626

Housing—1.7%
Beacon Roofing Supply, Inc. (a)	45,900	459,000
Watsco, Inc.	11,200	463,904
		922,904

Insurance—2.0%
Flagstone Reinsurance Holdings,
Ltd.	21,400	258,940
Max Capital Group, Ltd.	31,800	832,842
		1,091,782

Leisure & Entertainment—4.0%
Bally Technologies, Inc. (a)	9,500	326,230
Entravision Communications
Corp., Class A (a)	70,400	468,864
Red Robin Gourmet Burgers, Inc.
(a)	12,500	469,625
Ruby Tuesday, Inc.	57,100	428,250

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard Retirement Small Cap Portfolio (concluded)
Texas Roadhouse, Inc. (a)	43,200	$423,360
		2,116,329

Manufacturing—7.7%
Altra Holdings, Inc. (a)	48,500	652,325
Kaman Corp.	28,300	800,607
Kennametal, Inc.	12,600	370,818
Knoll, Inc.	23,300	268,882
Olympic Steel, Inc.	7,300	329,230
RBC Bearings, Inc. (a)	8,400	311,892
Regal-Beloit Corp.	14,600	534,798
RTI International Metals, Inc. (a)	5,100	230,571
The Middleby Corp. (a)	9,900	617,661
		4,116,784

Medical Products—3.7%
American Medical Systems
Holdings, Inc. (a)	32,200	456,918
PSS World Medical, Inc. (a)	31,900	531,454
Symmetry Medical, Inc. (a)	59,600	989,360
		1,977,732

Metals & Mining—2.1%
Quanex Corp.	13,000	672,620
Schnitzer Steel Industries, Inc.,
Class A	6,700	475,834
		1,148,454

Real Estate—5.2%
Digital Realty Trust, Inc. REIT	21,900	777,450
Home Properties, Inc. REIT	15,900	763,041
MFA Mortgage Investments, Inc.
REIT	63,400	399,420
Mid-America Apartment
Communities, Inc. REIT	17,000	847,280
		2,787,191

Retail—3.1%
Brown Shoe Co., Inc.	37,900	571,153
Iconix Brand Group, Inc. (a)	31,700	549,995
Pacific Sunwear of California, Inc.
(a)	41,400	522,054
		1,643,202

Semiconductors & Components—7.9%
Benchmark Electronics, Inc. (a)	21,550	386,822
CPI International, Inc. (a)	32,000	317,440
FARO Technologies, Inc. (a)	18,600	579,948
Integrated Device Technology,
Inc. (a)	65,800	587,594
Microsemi Corp. (a)	30,700	699,960
ON Semiconductor Corp. (a)	80,600	457,808
Plexus Corp. (a)	23,800	667,590
TTM Technologies, Inc. (a)	44,800	507,136
		4,204,298
Technology—0.7%
SRA International, Inc., Class A
(a)	16,200	393,822
Technology Hardware—3.0%
Brightpoint, Inc. (a)	53,600	448,096
FEI Co. (a)	22,000	480,260
Houston Wire & Cable Co.	30,200	483,804
Synaptics, Inc. (a)	7,200	171,936
		1,584,096
Telecommunications—3.2%
Alaska Communications Systems
Group, Inc.	58,800	719,712
NTELOS Holdings Corp.	20,600	498,520
PAETEC Holding Corp. (a)	71,400	475,524
		1,693,756
Transportation—1.0%
AirTran Holdings, Inc. (a)	42,300	279,180
American Commercial Lines, Inc.
(a)	17,962	283,800
		562,980
Total Common Stocks
(Identified cost $53,285,339)		48,938,005
	Principal
	Amount
Description	(000)	Value
Repurchase Agreement—8.8%
State Street Bank and Trust Co.,
0.80%, 04/01/08
(Dated 03/31/08, collateralized by
$4,140,000 United States Treasury
Note, 2.00%, 01/15/16, with a value
of $4,779,265)
Proceeds of $4,684,104
(Identified cost $4,684,000)	$4,684	4,684,000
Total Investments—100.2%
(Identified cost $57,969,339) (b)		$53,622,005
Liabilities in Excess of Cash and
Other Assets—(0.2)%		(81,624)

Net Assets—100.0%		$53,540,381

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard Retirement International Equity Portfolio
Common Stocks—95.6%
Argentina—1.1%
Tenaris SA ADR	80,100	$3,992,985

Belgium—1.8%
InBev NV	74,083	6,519,264

Canada—1.9%
Telus Corp.	155,600	6,776,092

Finland—2.3%
Nokia Oyj	264,400	8,365,120

France—14.6%
Axa	120,523	4,374,435
BNP Paribas	43,300	4,367,509
Gaz de France	157,700	9,520,562
Groupe Danone	67,500	6,035,872
Sanofi-Aventis	119,480	8,963,646
Societe Generale	28,100	2,751,383
Societe Generale New	7,025	675,979
Total SA	156,072	11,590,585
Vivendi	134,200	5,243,735
Total France		53,523,706

Germany—12.5%
Adidas AG	81,395	5,411,230
Allianz SE	28,100	5,566,649
Continental AG	41,800	4,262,404
Daimler AG	83,200	7,112,705
Deutsche Post AG	236,900	7,237,008
E.ON AG	45,800	8,478,683
Siemens AG	71,538	7,753,368
Total Germany		45,822,047

Greece—1.9%
National Bank of Greece SA	62,666	3,306,370
OPAP SA	99,187	3,535,833
Total Greece		6,842,203

Ireland—1.1%
CRH PLC	101,147	3,845,232

Italy—2.6%
Eni SpA	184,375	6,287,367
UniCredit SpA	485,072	3,247,021
Total Italy		9,534,388

Japan—12.6%
Canon, Inc.	64,800	2,983,868
Daito Trust Construction Co., Ltd.	132,300	6,822,051
East Japan Railway Co.	597	4,965,018
Hoya Corp.	111,500	2,617,476
Inpex Holdings, Inc.	236	2,628,010
Japan Tobacco, Inc.	1,251	6,262,530
JSR Corp.	145,800	3,298,345
Nidec Corp.	64,600	3,972,693
Sony Financial Holdings, Inc.	27	109,159
Sumitomo Mitsui Financial Group,
Inc.	596	3,922,311
Takeda Pharmaceutical Co., Ltd.	53,600	2,683,226
The Sumitomo Trust and Banking
Co., Ltd.	858,300	5,906,840
Total Japan		46,171,527

Netherlands—2.3%
Heineken NV	86,720	5,036,885
TNT NV	95,200	3,536,486
Total Netherlands		8,573,371

Singapore—3.5%
DBS Group Holdings, Ltd.	281,000	3,674,670
Singapore Telecommunications,
Ltd.	3,166,200	8,994,037
Total Singapore		12,668,707

South Korea—1.0%
Kookmin Bank Sponsored ADR	62,200	3,486,310

Spain—1.9%
Banco Santander SA	355,200	7,076,937

Sweden—0.5%
Telefonaktiebolaget LM Ericsson,
B Shares	885,300	1,737,270

Switzerland—9.5%
Nestle SA	25,544	12,764,284
Novartis AG	222,200	11,388,561
Roche Holding AG	36,300	6,831,608
Zurich Financial Services AG	12,200	3,842,060
Total Switzerland		34,826,513

Turkey—0.8%
Turkcell Iletisim Hizmetleri AS
ADR	148,736	3,107,095

United Kingdom—23.7%
BAE Systems PLC	854,900	8,233,129
BP PLC	752,118	7,642,581
British American Tobacco PLC	122,800	4,608,653
Diageo PLC	328,806	6,630,061
GlaxoSmithKline PLC	398,100	8,422,354
HSBC Holdings PLC	189,500	3,121,558
Imperial Tobacco Group PLC	126,680	5,827,812
Lloyds TSB Group PLC	466,000	4,171,061
National Grid PLC	240,223	3,296,787
Old Mutual PLC	1,846,057	4,048,475
Prudential PLC	386,900	5,110,117
Reckitt Benckiser Group PLC	96,700	5,356,368
Tesco PLC	646,900	4,865,869
Unilever PLC	174,700	5,890,747
Vodafone Group PLC	3,198,966	9,580,385
Total United Kingdom		86,805,957
Total Common Stocks
(Identified cost $331,027,015)		349,674,724

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Lazard Retirement International Equity Portfolio (concluded)
	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—2.8%
State Street Bank and Trust Co.,
0.80%, 04/01/08
(Dated 03/31/08, collateralized by
$9,010,000 United States Treasury
Note, 2.00%, 01/15/16, with a value
of $10,401,250)
Proceeds of $10,197,227
(Identified cost $10,197,000)	$10,197	$10,197,000

Total Investments—98.4%
(Identified cost $341,224,015) (b)		$359,871,724
Cash and Other Assets in Excess
of Liabilities—1.6%		5,987,024

Net Assets—100.0%		$365,858,748

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard Retirement Emerging Markets Portfolio
Common Stocks—89.0%
Argentina—3.6%
Tenaris SA ADR	272,500	$13,584,125

Bahrain—0.5%
Investcorp Bank BSC GDR	39,804	1,020,972
Investcorp Bank BSC GDR (c)	35,584	912,730
Total Bahrain		1,933,702

Brazil—8.6%
Banco do Brasil SA	368,700	4,855,905
Companhia de Concessoes
Rodoviarias	127,500	1,881,219
Empresa Brasileira de
Aeronautica SA ADR	135,400	5,349,654
Iochpe Maxion SA	146,566	3,240,874
JHSF Participacoes SA	907,000	3,230,609
Redecard SA	548,857	9,130,413
Souza Cruz SA	196,711	5,099,666
Total Brazil		32,788,340

Egypt—4.1%
Eastern Tobacco	55,024	3,948,862
Egyptian Company for Mobile
Services	124,627	4,507,685
Orascom Construction Industries	54,599	4,108,767
Orascom Telecom Holding SAE	224,432	3,042,133
Total Egypt		15,607,447

Hungary—0.6%
Richter Gedeon Nyrt.	11,385	2,344,818

India—9.0%
Grasim Industries, Ltd.	56,023	3,595,694
Hero Honda Motors, Ltd.	210,806	3,625,001
Hindustan Unilever, Ltd.	543,878	3,097,610
Oil and Natural Gas Corp., Ltd.	399,020	9,806,424
Punjab National Bank, Ltd.	341,240	4,303,775
Satyam Computer Services, Ltd.	691,244	6,817,678
State Bank of India	70,466	2,824,260
Total India		34,070,442

Indonesia—3.8%
PT Astra International Tbk	1,016,500	2,677,906
PT Bank Mandiri Tbk	13,363,000	4,572,890
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	158,100	6,630,714
PT United Tractors Tbk	555,400	757,226
Total Indonesia		14,638,736

Israel—2.9%
Bank Hapoalim BM	1,621,475	6,259,455
Delek Automotive Systems, Ltd.	49,100	689,881
Israel Chemicals, Ltd.	291,212	4,075,149
Total Israel		11,024,485

Kazakhstan—0.8%
Eurasian Natural Resources
Corp.	152,616	2,983,461

Malaysia—1.8%
British American Tobacco
Malaysia Berhad	300,000	3,986,244
PLUS Expressways Berhad	2,961,600	2,962,989
Total Malaysia		6,949,233

Mexico—7.0%
Cemex SAB de CV Sponsored
ADR (a)	206,840	5,402,661
Desarrolladora Homex SA de CV
ADR (a)	126,490	7,342,744
Fomento Economico Mexicano
SAB de CV Sponsored ADR	92,100	3,847,938
Grupo Televisa SA Sponsored
ADR	248,700	6,028,488
Kimberly-Clark de Mexico SAB de
CV, Series A	912,800	4,049,075
Total Mexico		26,670,906

Philippines—2.5%
Philippine Long Distance
Telephone Co. Sponsored ADR	140,300	9,324,338

Russia—5.1%
Eurasia Drilling Co., Ltd. GDR (c)	125,000	2,937,500
Evraz Group SA GDR	34,550	2,981,665
Mobile TeleSystems Sponsored
ADR	82,500	6,257,625
Oriflame Cosmetics SA SDR	106,019	7,038,969
Total Russia		19,215,759

South Africa—14.2%
Aquarius Platinum, Ltd.	392,252	5,803,592
Imperial Holdings, Ltd.	552,865	5,402,534
Kumba Iron Ore, Ltd.	214,575	8,188,775
Massmart Holdings, Ltd.	504,800	4,157,909
Murray & Roberts Holdings, Ltd.	237,920	2,801,647
Naspers, Ltd., N Shares	276,040	4,799,216
Nedbank Group, Ltd.	312,100	4,494,856
Pretoria Portland Cement Co.,
Ltd.	1,033,484	5,103,703
Sanlam, Ltd.	1,372,290	3,231,904
Steinhoff International Holdings,
Ltd.	1,790,462	3,995,976
Truworths International, Ltd.	1,856,013	5,835,799
Total South Africa		53,815,911

South Korea—14.9%
Amorepacific Corp.	4,679	2,527,657
GS Engineering & Construction
Corp.	34,840	5,101,025
Hite Brewery Co., Ltd.	28,242	3,179,667
Kookmin Bank	235,524	13,175,170
Samsung Electronics Co., Ltd.
GDR (c)	39,076	12,201,481

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard Retirement Emerging Markets Portfolio (concluded)
Shinhan Financial Group Co., Ltd.	212,559	$11,225,158
SK Telecom Co., Ltd.	9,944	1,872,627
SK Telecom Co., Ltd. ADR	30,100	650,461
Woongjin Coway Co., Ltd.	222,024	6,703,203
Total South Korea		56,636,449

Taiwan—5.6%
Advanced Semiconductor
Engineering, Inc.	3,146,000	3,065,277
Advantech Co., Ltd.	871,801	2,060,446
Hon Hai Precision Industry Co.,
Ltd.	1,012,807	5,800,899
Novatek Microelectronics Corp.,
Ltd.	1,039,258	3,797,220
Taiwan Semiconductor
Manufacturing Co., Ltd.	3,196,540	6,639,401
Total Taiwan		21,363,243

Turkey—4.0%
Ford Otomotiv Sanayi AS	313,775	2,445,672
Turkcell Iletisim Hizmetleri AS	927,391	7,714,937
Turkiye Is Bankasi, C Shares	1,378,137	5,102,298
Total Turkey		15,262,907
Total Common Stocks
(Identified cost $340,019,466)		338,214,302

Preferred Stocks—7.4%
Brazil—7.4%
AES Tiete SA	94,969,689	3,160,785
Companhia Energetica de Minas
Gerais	237,700	4,267,140
Companhia Vale do Rio Doce, A
Shares	266,300	7,708,085
Klabin SA	1,168,700	3,863,031
Suzano Papel e Celulose SA	319,356	4,821,189
Tam SA Sponsored ADR	211,600	4,060,604
Total Brazil		27,880,834
Total Preferred Stocks
(Identified cost $26,937,875)		27,880,834
	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—2.2%
State Street Bank and Trust Co.,
0.80%, 04/01/08
(Dated 03/31/08, collateralized by
$7,485,000 United States Treasury
Note, 2.00%, 01/15/16, with a value
of $8,640,772)
Proceeds of $8,466,188
(Identified cost $8,466,000)	$8,466	8,466,000
Total Investments—98.6%
(Identified cost $375,423,341) (b)		$374,561,136
Cash and Other Assets in Excess
of Liabilities—1.4%		5,359,775

Net Assets—100.0%		$379,920,911

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) are as follows:

		Aggregate	Aggregate	Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)
Retirement U.S. Strategic Equity	$4,357,159	$135,032	$543,496	$(408,464)
Retirement Small Cap	57,969,339	2,686,303	7,033,637	(4,347,334)
Retirement International Equity	341,224,015	39,044,137	20,396,428	18,647,709
Retirement Emerging Markets	375,423,341	30,404,118	31,266,323	(862,205)

(c)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2008, these securities amounted to 4.2% of net assets of Lazard Retirement Emerging Markets Portfolio and are considered to be liquid.

Security Abbreviations:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

	Lazard	Lazard
	Retirement	Retirement
	International	Emerging
	Equity	Markets
	Portfolio	Portfolio
Industry
Agriculture	–%	1.1%
Alcohol & Tobacco	9.5	4.3
Automotive	3.1	2.3
Banking	11.4	12.0
Cable Television	–	1.3
Commercial Services	–	0.2
Chemicals	0.9	–
Construction & Engineering	–	3.2
Consumer Products	1.5	6.1
Drugs	10.5	0.6
Electric	3.2	2.0
Energy Exploration & Production	0.7	2.6
Energy Integrated	7.0	0.8
Energy Services	1.1	3.6
Financial Services	2.2	6.7
Food & Beverages	6.7	1.0
Forest & Paper Products	–	3.4
Gas Utilities	2.6	–
Housing	2.9	5.6
Insurance	5.2	–
Leisure & Entertainment	2.4	1.6
Manufacturing	4.4	2.5
Metals & Mining	–	7.2
Real Estate	–	0.9
Retail	2.8	2.6
Semiconductors & Components	1.5	7.3
Technology	1.1	1.7
Technology Hardware	2.8	1.5
Telecommunications	7.8	10.5
Transportation	4.3	3.8
Subtotal	95.6	96.4
Repurchase Agreements	2.8	2.2
Total Investments	98.4%	98.6%

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Valuation of Investments—Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Lazard Retirement Series, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurement that based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

	Lazard Retirement U.S.		Lazard Retirement
	Strategic Equity Portfolio		Small Cap Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
Level	in Securities	Instruments*	in Securities	Instruments*
Level 1	$3,948,695	$-	$48,938,005	$-
Level 2	-	-	4,684,000	-
Level 3	-	-		-
Total	$3,948,695	$-	$53,622,005	$-

	Lazard Retirement		Lazard Retirement
	International Equity Portfolio		Emerging Markets Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
Level	in Securities	Instruments*	in Securities	Instruments*
Level 1	$349,674,724	$-	$366,095,136	$-
Level 2	10,197,000	-	8,466,000	-
Level 3	-	-	-	-
Total	$359,871,724	$-	$374,561,136	$-

*Other financial instruments are derivative instruments not reflected in the Portfolios of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Lazard Retirement Series, Inc.
Portfolios of Investments (concluded)
March 31, 2008 (unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Lazard Retirement U.S.		Lazard Retirement
	Strategic Equity Portfolio		Small Cap Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
	in Securities	Instruments	in Securities	Instruments
Balance as of 12/31/07	$-	$-	$-	$-
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)*	-	-	-	-
Change in unrealized
appreciation/depreciation	-	-	-	-
Net purchases (sales)	-	-	-	-
Net transfers in and/or out of
Level 3	-	-	-	-
Balance as of 3/31/08	$-	$-	$-	$-
Net change in unrealized
appreciation/depreciation from
Investments still held as of
3/31/08	$-	$-	$-	$-

	Lazard Retirement		Lazard Retirement
	International Equity Portfolio		Emerging Markets Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
	in Securities	Instruments	in Securities	Instruments
Balance as of 12/31/07	$-	$-	$-	$-
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)*	-	-	-	-
Change in unrealized
appreciation/depreciation	-	-	-	-
Net purchases (sales)	-	-	-	-
Net transfers in and/or out of
Level 3	-	-	-	-
Balance as of 3/31/08	$-	$-	$-	$-
Net change in unrealized
appreciation/depreciation from
investments still held as of
3/31/08	$-	$-	$-	$-

*The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)   The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 30, 2008

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2008